Organization and principal activities (Tables)	12 Months Ended
Dec. 31, 2023
Organization and principal activities [Abstract]
Schedule of Consolidated Assets and Liabilities Information and Consolidated Operating Results and Cash Flows Information of the Group's VIE and VIE's Subsidiaries	The following consolidated assets and liabilities information of the Group’s VIE and VIE’s subsidiaries as of December 31, 2022 and 2023, and consolidated operating results and cash flows information for the years ended December 31, 2021, 2022 and 2023, have been included in the accompanying Consolidated Financial Statements:
	As of December 31,
	2022	2023
	RMB	RMB
Cash and cash equivalents	56,850	25,616
Restricted cash	38,811	19,466
Short-term investments	2,000	—
Accounts receivable, net	466,269	307,259
Amount due from related parties*	600,557	549,206
Prepayments and other current assets, net	188,144	113,290
Inventories	11,157	12,503
Total current assets	1,363,788	1,027,340
Property, equipment and software, net	3,036	1,676
Equity method investments, net	204,850	145,696
Long-term equity investment, net	6,000	3,000
Right-of-use assets	2,032	183
Other non-current assets	—	2,553
Total non-current assets	215,918	153,108
Total assets	1,579,706	1,180,448
Short-term bank borrowings	72,500	—
Accounts payable	638,295	373,278
Customers’ refundable fees	30,747	30,657
Current instalments of long-term loans from a related party**	—	1,147,000
Amounts due to related parties*	183,076	108,993
Accrued expenses and other payables	145,088	80,109
Income tax payables	2,468	1,590
Lease liabilities-current	1,096	111
Total current liabilities	1,073,270	1,741,738
Non-current liabilities
Income tax payables	27,429	28,243
Lease liabilities	791	29
Long-term loans from a related party excluding current instalments**	1,352,000	205,000
Total non-current liabilities	1,380,220	233,272
Total liabilities	2,453,490	1,975,010

*	Amounts due from and to related parties represent the amounts due from and to subsidiaries other than the Group’s VIE and VIE’s subsidiaries, which are eliminated upon consolidation.
**	Long-term loans from a related party represents entrusted loans with original 3-year term at annual interest rate of 0.2-0.5% (2022: 0.2-0.5%) from Fangdd Information via Bank of China in Shenzhen, which are eliminated upon consolidation.

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Total revenue	905,284	239,879	265,658
Net (loss) income	(1,031,939)	(43,722)	79,252
Net cash used in operating activities	(20,162)	(77,162)	(22,647)
Net cash (used in) provided by investing activities	(43,725)	(8,355)	44,568
Net cash used in financing activities	(167,363)	(70,695)	(72,500)
Net decrease in cash, cash equivalents and restricted cash	(231,250)	(156,212)	(50,579)
Cash, cash equivalents and restricted cash at the beginning of the year	483,123	251,873	95,661
Cash, cash equivalents and restricted cash at the end of the year	251,873	95,661	45,082